INCOME TAX	12 Months Ended
Dec. 31, 2020
INCOME TAX
INCOME TAX

4.    INCOME TAX

On December 21, 2019, the National Executive enacted Income Tax Law 27,541. This law has introduced several changes to the previous income tax treatment. Some of the key changes involved in the reform include:

Article 27 of the Law stipulates that the inflation adjustment, positive or negative, corresponding to the first and second fiscal year beginning on January 1, 2019, should allocate a sixth (1/6) in that fiscal period and the remaining five sixth (5/6), in equal parts, in the next five (5) immediate fiscal periods.

In turn, it is clarified that said provision does not preclude the allocation of the remaining thirds corresponding to previous periods, calculated in accordance with the previous version of article 194 of the Income Tax Law.

Article 48 of the Law 27,541 establishes that until the fiscal years beginning as of January 1, 2021 inclusive, the tax rate will be thirty percent (30%) -Dividends or distributed profits will be 7%.

The following table reconciles the statutory income tax rate in Argentina to the Group´s effective tax rate as of December 31, 2020, 2019 and 2018:

	12/31/2020	12/31/2019	12/31/2018
Current income tax	(2,700,633)	(562,210)	(1,009,829)
Income tax – deferred method	2,028,926	332,547	(1,107,259)
Income tax allotted in the Income Statement	(671,707)	(229,663)	(2,117,088)
Income tax allotted in Other comprehensive income	(340,954)	10,504	(167,510)
Total Income Tax Charge	(1,012,661)	(219,159)	(2,284,598)

The following is a reconciliation between the income tax charged to income as of December 31, 2020, 2019 and 2018, and that which would result from applying the current tax rate on the accounting profit

	12/31/2020	12/31/2019	12/31/2018
Income before taxes	4,172,481	(2,702,291)	(4,284,402)
Tax rate	30%	30%	30%
Income for the year at tax rate	(1,251,744)	810,687	1,285,321
Permanent differences at tax rate:
Tax inflation adjustment	14,441	228,247	(3,836,719)
Deductible investments	5,305	77,894	440,450
Others	560,291	(1,346,491)	(6,140)
Income tax	(671,707)	(229,663)	(2,117,088)

4.1Deferred tax

The net position of the deferred tax is as follows:

	12/31/2020	12/31/2019
Deferred tax assets	3,315,885	2,275,175
Deferred tax liability	(42,005)	(689,268)
Net assets by deferred tax	3,273,880	1,585,907

Deferred taxes to be recovered in more than 12 months	1,687,447	2,063,254
Deferred taxes to be recovered in 12 months	1,628,438	211,921
Subtotal – Deferred tax assets	3,315,885	2,275,175
Deferred taxes to be paid in more than 12 months	(65,140)	—
Deferred taxes to be paid in 12 months	23,135	(689,268)
Subtotal – Deferred tax liabilities	(42,005)	(689,268)
Total Net Assets by deferred Tax	3,273,880	1,585,907

Deferred tax assets / (liabilities) are summarized as follows:

		(Charge)/Credit
	Balance at	to Income/OCI	Balance at
	12/31/2019	(*)	12/31/2020
Intangible assets	(955,680)	(20,331)	(976,011)
Retirement plans	114,991	849	115,840
Loan Loss Reserves	1,253,696	924,017	2,177,713
Property, plant and equipment	(1,235,317)	57,792	(1,177,525)
Foreign Currency	(83,709)	40,831	(42,878)
Tax Loss Carry Forward	224,665	—	224,665
Inflation adjustment credit	2,032,364	490,706	2,523,070
Provisions	266,923	(125,743)	141,180
Others	(32,026)	319,852	287,826
Total	1,585,907	1,687,973	3,273,880

(*)include ($340,954) that was recorded in OCI.

	Balance at	(Charge)/Credit	Balance at
	12/31/2018	to Income	12/31/2019
Intangible assets	(523,741)	(431,939)	(955,680)
Retirement plans	120,441	(5,450)	114,991
Loan Loss Reserves	2,191,203	(937,507)	1,253,696
Property, plant and equipment	(704,615)	(530,702)	(1,235,317)
Foreign Currency	(171,598)	87,889	(83,709)
Tax Loss Carry Forward	336,380	(111,715)	224,665
Inflation adjustment credit	—	2,032,364	2,032,364
Provisions	—	266,923	266,923
Others	5,289	(37,315)	(32,026)
Total	1,253,359	332,548	1,585,907